OPERATING LEASES AS LESSOR (Details) - Beijing Hollysys [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Operating Leases Future Minimum Payments Receivable [Line Items]
2016	$ 1,545
2017	1,591
2018	1,639
2019	1,688
2020	1,739
Total minimum lease payments to be received in the next five years	$ 8,202